SUBSEQUENT EVENTS (Details Narrative) - Broad Capital Acquisition Corp [Member] - USD ($)	Jan. 13, 2023	May 10, 2023	Apr. 28, 2023	Mar. 31, 2023	Mar. 10, 2023	Feb. 16, 2023	Jan. 10, 2023	Dec. 31, 2022	Jan. 13, 2022
Subsequent Event [Line Items]
Shares issued price per share									$ 10.10
Trust Account [Member]
Subsequent Event [Line Items]
Shares issued price per share				$ 10.10				$ 10.10
Subsequent Event [Member]
Subsequent Event [Line Items]
Share price	$ 0.0625
Public shares redeem	4,227,461
Shares issued price per share	$ 10.25
Aggregate amount	$ 43,350,000
Trust account balance before deposit of extension payment	$ 60,830,000
Subsequent Event [Member] | Trust Account [Member]
Subsequent Event [Line Items]
Share price		$ 0.0625	$ 0.0625		$ 0.0625	$ 0.0625	$ 0.0625
Deposit in trust Account		$ 370,725.50	$ 370,725.50		$ 370,725.50	$ 370,725.50	$ 370,725.50